FVM - Movements of level 3 instruments - Liabilities (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	$ 2.2	$ 3.5
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.6)	0.2
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.6)	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.9	0.7
Settlements	(0.8)	(1.2)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.1)	(0.2)
Foreign currency translation	(0.1)	0.0
Balance at the end of period	1.7	2.9
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	0.3	0.5
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.2)	(0.1)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.2)	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.1	0.5
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	1.5	2.3
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.3)	0.4
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.3)	0.2
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.6	0.5
Settlements	(0.7)	(1.1)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	1.1	1.9
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	0.3	0.5
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	(0.2)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	(0.2)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.4	0.4
Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	14.2	11.0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(2.5)	0.3
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(2.3)	0.2
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	4.2	7.2
Settlements	(2.7)	(2.9)
Transfers into Level 3	0.7	0.2
Transfers out of Level 3	(1.5)	(0.8)
Foreign currency translation	(0.4)	(0.2)
Balance at the end of period	12.0	14.7
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	0.8	0.7
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.0	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.2	0.1
Settlements	(0.1)	(0.2)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	$ 0.9	$ 0.6